Significant Accounting Policies - Summary of Reconciled the Class A Ordinary Shares (Details) - Flame Acquisition Corp [Member] - USD ($)		12 Months Ended
	Feb. 12, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Contingently redeemable common stock, Shares	150,823	6,104,682	28,750,000	28,750,000
Redemptions of Class A common stock, Shares		(22,645,318)
Redemptions of Class A common stock	$ (1,572,250)	$ (230,129,156)	$ 0
Remeasurement of Class A common stock subject to possible redemption		3,301,702	2,847,008
Contingently redeemable ordinary shares		$ 63,519,554	$ 290,347,008	$ 287,500,000